As filed with the Securities and Exchange Commission on April 17, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares	Common Stocks - 67.6%	Value
	Computer & Internet Software - 4.4%
12,600	Google, Inc. - Class A 1	$7,089,138
12,600	Google, Inc. - Class C 1	7,035,840
		14,124,978

	Computers & Peripheral Equipment - 7.5%
583,400	Hewlett-Packard Co.	20,325,656
338,442	Systemax, Inc. 1, 2	4,071,457
		24,397,113

	Consumer Products - 2.9%
100,000	Spectrum Brands Holdings, Inc.	9,368,000

	Diversified Holding Companies - 9.3%
7,200	Berkshire Hathaway, Inc. - Class B 1	1,061,352
1,475,320	Dundee Corp. 1, 2	14,114,733
466,451	Harbinger Group, Inc. 1	5,746,676
387,512	Leucadia National Corp.	9,195,660
		30,118,421

	Financial Services - 3.0%
290,300	Federated Investors, Inc. - Class B	9,559,579

	Loan Servicing - 8.4%
200,000	Ocwen Financial Corp. 1, 4	1,628,000
1,543,106	Walter Investment Management Corp. 1	25,723,577
		27,351,577

	Marine Services & Equipment - 2.9%
570,505	Stolt-Nielsen Ltd. 2	9,302,460

	Metals & Mining - 5.1%
1,257,700	Barrick Gold Corp.	16,375,254

	Oil & Gas Exploration & Production - 10.4%
1,589,700	Birchcliff Energy Ltd. 1	8,774,441
810,880	EXCO Resources, Inc.	1,702,848
2,155,055	WPX Energy, Inc. 1	23,231,493
		33,708,782

	Property/Casualty Insurance - 6.0%
15,482	Alleghany Corp. 1	7,315,864
18,298	White Mountains Insurance Group	12,207,511
		19,523,375

	Retailing - 7.7%
216,600	Sears Holdings Corp. 1	8,144,160
1,000,000	Staples, Inc.	16,765,000
		24,909,160

	TOTAL COMMON STOCKS (Cost $222,347,634)	218,738,699

	GUERNSEY INVESTMENT FUND - 1.5%
762,123	JZ Capital Partners Limited 2	4,806,436

	TOTAL GUERNSEY INVESTMENT FUND (Cost $4,201,658)	4,806,436

	WARRANTS - 0.4%
	Retailing - 0.4%
53,747	Sears Holdings Corp. 1	1,278,641

	TOTAL WARRANTS (Cost $265,698)	1,278,641

	EXCHANGE TRADED NOTES - 1.2%
136,387	PowerShares DB 3x Inverse Japanese Government Bond Futures ETN 1,2	2,053,988
101,074	PowerShares DB Inverse Japanese Government Bond Futures ETN 1,2	1,834,493

	TOTAL EXCHANGE TRADED NOTES (Cost $4,439,246)	3,888,481

	MISCELLANOUS SECURITIES - 1.9% 1,3
	TOTAL MISCELLANOUS SECURITIES (Cost $7,744,540)	6,163,900

	Total Investments (Cost $238,998,776) - 72.6%	234,876,157
	Cash and Other Assets in Excess of Liabilities - 27.4%	88,662,982
	TOTAL NET ASSETS - 100.0%	$323,539,139

ETN	Exchange Traded Note
1	Non-income producing security.
2	A portion of these securities are considered illiquid. As of February 28, 2015, the total market value of illiquid securities was $19,680,163 or 6.1% of net assets.
3	Represents previously undisclosed securities which the Fund has held for less than one year.
4	Also see schedule of written options below.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows+:

Cost of investments		$243,878,777
Gross unrealized appreciation		40,653,791
Gross unrealized depreciation		(49,656,411)
Net unrealized depreciation		$(9,002,620)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SCHEDULE OF OPTIONS WRITTEN at February 28, 2015 (Unaudited)

Contracts
(100 shares per contract)	CALL OPTIONS WRITTEN	Value
	Loan Servicing - 0.1%
	Ocwen Financial Corp.
1,500	Expiration: April 2015, Exercise Price: $7.50 1	$251,250
500	Expiration: April 2015, Exercise Price: $8.00 1	70,000
		321,250

	TOTAL CALL OPTIONS WRITTEN (Proceeds $221,548)	$321,250

1	Non-income producing security.

GoodHaven Fund
Summary of Fair Value Exposure at February 28, 2015 (Unaudited)

The GoodHaven Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2015. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$218,738,699	$–	$–	$218,738,699
Guernsey Investment Fund	4,806,436	–	–	$4,806,436
Warrants	1,278,641	–	–	$1,278,641
Exchange Traded Notes	3,888,481	–	–	$3,888,481
Miscellaneous Securities ^	4,894,400	1,269,500	–	$6,163,900
Total Investments in Securities	$233,606,657	$1,269,500	$–	$234,876,157

Call Options Written	$–	$321,250	$–	$321,250

^ The securities in Level 1 are common stocks and Level 2 are options.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
                      Elaine E. Richards, President

Date              4/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*    /s/ Elaine E. Richards
                     Elaine E. Richards, President

Date              4/10/15

By (Signature and Title)*     /s/ Eric C. VanAndel
    Eric C. VanAndel, Treasurer

Date              4/7/15

* Print the name and title of each signing officer under his or her signature.